As filed with the Securities and Exchange Commission on April 27, 2001

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---


                 Post-Effective Amendment No. 12             x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                         Amendment No. 10              x
                                       --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Title of Securities Being Registered:
Fexible Premium Variable Annuity Policies



                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----



        on ___________ pursuant to paragraph (a)(1) of Rule 485
-----




If appropriate, check the following box:


                This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                                                           FIDELITY INCOME PLUS

                                                                 Issued Through

                                              FIDELITY VARIABLE ANNUITY ACCOUNT

                                                                             by

                                       TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2001

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Fidelity Income Plus Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 634-4672 or write us at: Transamerica Life Insurance Company (formerly PFL Life Insurance Company), Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, IA, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



This individual variable annuity contract has thirteen mutual fund portfolios listed below. You can choose any combination of these investment choices.

Variable Insurance Products Fund
(VIP) -- Initial Class
 Fidelity -- VIP Money Market Portfolio
 Fidelity -- VIP High Income Portfolio
 Fidelity -- VIP Equity-Income Portfolio
 Fidelity -- VIP Growth Portfolio
 Fidelity -- VIP Overseas Portfolio

Variable Insurance Products Fund II
(VIP II) -- Initial Class
 Fidelity -- VIP II Investment Grade Bond Portfolio
 Fidelity -- VIP II Asset Manager Portfolio
 Fidelity -- VIP II Asset Manager: Growth Portfolio
 Fidelity -- VIP II Index 500 Portfolio
 Fidelity -- VIP II Contrafund(R) Portfolio

Variable Insurance Products Fund III
(VIP III) -- Initial Class
 Fidelity -- VIP III Balanced Portfolio
 Fidelity -- VIP III Growth & Income Portfolio
 Fidelity -- VIP III Growth Opportunities Portfolio

Please note that the policies and the mutual funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

TABLE OF CONTENTS                                                          Page

GLOSSARY OF TERMS.........................................................   3

QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................   4

ANNUITY CONTRACT FEE TABLE................................................   6

EXAMPLES..................................................................   7

FINANCIAL STATEMENTS......................................................   8

TRANSAMERICA LIFE INSURANCE COMPANY.......................................   8

THE FIDELITY VARIABLE ANNUITY ACCOUNT.....................................   8

VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND
 VARIABLE INSURANCE PRODUCTS FUND III.....................................   8
 Performance..............................................................   9
 Additions, Deletions or Substitutions of Investments.....................  10

THE CONTRACTS.............................................................  10
 Purchase of the Contracts................................................  10
 Allocation and Reallocation of Net Purchase Payments.....................  10
 Value of Accumulation Units..............................................  11
 Surrenders...............................................................  12
 Right to Return the Contract.............................................  12

CONTRACT CHARGES..........................................................  12
 Administrative Charge....................................................  12
 Charges for Mortality Risk...............................................  13
 Deductions for Taxes.....................................................  13
 Variable Insurance Products Fund, Variable Insurance Products Fund II,
  and Variable Insurance Product Fund III Expenses........................  13

BENEFITS UNDER THE CONTRACT................................................  13
 Death Benefit.............................................................  13
 IRS Required Distributions................................................  14

ANNUITY PAYMENTS...........................................................  14
 Annuity Commencement Date.................................................  14
 Election of Annuity Options...............................................  14
 Annuity Options...........................................................  14
 Determination of Annuity Payments.........................................  15
 Adjustment of Annuity Payments............................................  16

FEDERAL TAX MATTERS........................................................  16
 Annuity Policies in General...............................................  16
 Diversification and Distribution Requirements.............................  16
 Withdrawals -- Nonqualified Policies......................................  16
 Taxation of Death Benefit Proceeds........................................  17
 Annuity Payments..........................................................  17
 Annuity Contracts Purchased by Nonresident Aliens and Foreign
  Corporations.............................................................  17
 Transfers, Assignments or Exchanges Of Policies...........................  17
 Possible Changes in Taxation..............................................  17

GENERAL PROVISIONS.........................................................  17
 Ownership of the Contract.................................................  17
 Assignment................................................................  18
 Beneficiary...............................................................  18
 Amendments................................................................  18
 Suspension of Payment.....................................................  18
 Non-Participating.........................................................  18
 Misstatement of Age or Sex................................................  18

DISTRIBUTION OF CONTRACTS..................................................  18

VOTING RIGHTS AND REPORTS..................................................  19

IMSA.......................................................................  19

LEGAL PROCEEDINGS..........................................................  19

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  19

APPENDIX A.................................................................  20
 Condensed Financial Information...........................................  20

GLOSSARY OF TERMS

Accumulation Unit -- An accounting unit of measure used in calculating the contract value.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant -- The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date -- The date upon which annuity payments are to commence. This date can only be the first day of a calendar month.

Annuity Option -- A method of receiving a stream of annuity payments.

Annuity Purchase Value -- An amount equal to the contract value reduced by any applicable premium or similar taxes.

Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Contingent Contract Owner -- A person appointed by you to succeed to ownership of the contract in the event of your death before the annuity commencement date.

Contract -- One of the variable annuity contracts offered by this prospectus.

Contract Owner -- ("You" or "Your") The person who may exercise all rights and privileges under the contract. Before annuitization, the contract owner is the person listed on the application if the annuitant is still living. After annuitization, the contract owner is the annuitant. The beneficiary is the contract owner if the annuitant dies.

Contract Value -- The sum of the value of all accumulation units credited to a contract for any particular valuation period.

Due Proof of Death -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to Transamerica will constitute due proof of death.

Eligible Funds -- Mutual funds, shares of which currently may be purchased for the variable account.

Fidelity Insurance -- Fidelity Insurance Agency, Inc., through which the contracts are distributed.

Fidelity Brokerage -- Fidelity Brokerage Services, Inc., which is the principal underwriter for the contracts, and through which the contracts are distributed.

Fixed Annuity Payments -- Payments made pursuant to an annuity option, which do not fluctuate in amount.

Formerly Eligible Funds -- Mutual funds, shares of which were purchased for the variable account prior to September 25, 1981.

Net Investment Factor -- An index applied to measure the investment performance of a subaccount from one valuation period to the next.

Net Purchase Payment -- A purchase payment less any applicable charges, such as the initial administrative charge and any premium taxes.

Purchase Payment -- An amount you pay to Transamerica or paid on your behalf as consideration for the benefits provided by the contract.

Subaccount -- A segregated account within the variable account which invests in a portfolio of an eligible fund.

Variable Account -- Fidelity Variable Annuity Account, a separate account established by Transamerica and registered as a unit investment trust under the Investment Company Act of 1940 to which net purchase payments under the contracts are allocated.

Variable Annuity -- An annuity with variable annuity payments that vary as to dollar amount in relation to the investment performance of specified subaccounts within the variable account.

Variable Annuity Payments -- Payments made pursuant to an annuity option which fluctuate based on the investment performance of selected subaccounts.

QUESTIONS AND ANSWERS ABOUT THE CONTRACT

The following section contains brief questions and answers about the contract. Please read the remainder of this prospectus for more detailed information. "Transamerica," "we," "us" or "our" refers to Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

1.   What is the purpose of the Contract?

The contract lets you accumulate funds on a tax-deferred basis and to receive annuity payments based on the investment experience of the assets underlying the contract. The contract may only be purchased on a non-tax-qualified basis for use with retirement plans and other long-term investment objectives. You can allocate net purchase payments to one or more subaccounts of the Fidelity Variable Annuity Account (the "variable account"). Each subaccount invests in a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III (the "funds"). You bear the entire investment risk under this contract because variable annuity payments and contract values depend on the investment experience of the subaccounts that you choose. You could lose the amount that you invest.

2.   What is an annuity?

An annuity provides for periodic annuity payments (from us to you) beginning on the annuity commencement date. Fixed annuity payments remain the same throughout the payment period. Variable annuity payments vary in accordance with the investment experience of the subaccount that you select.

3.   What investments support the Contracts?

Your purchase payments are invested through the variable account exclusively in shares of the mutual fund portfolios advised by Fidelity Management & Research Company ("FMR"). The following thirteen portfolios are currently available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND
  Fidelity -- VIP Money Market Portfolio -- Initial Class
  Fidelity -- VIP High Income Portfolio -- Initial Class
  Fidelity -- VIP Equity-Income Portfolio -- Initial Class
  Fidelity -- VIP Growth Portfolio -- Initial Class
  Fidelity -- VIP Overseas Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND II
  Fidelity -- VIP II Investment Grade Bond Portfolio --Initial Class

  Fidelity -- VIP II Asset Manager Portfolio --  Initial Class
  Fidelity -- VIP II Asset Manager: Growth Portfolio -- Initial Class Fidelity -- VIP II Index 500 Portfolio -- Initial Class
  Fidelity -- VIP II Contrafund(R) Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND III
  Fidelity -- VIP III Balanced Portfolio -- Initial Class
  Fidelity -- VIP III Growth & Income Portfolio --  Initial Class
  Fidelity -- VIP III Growth Opportunities Portfolio --Initial Class

Each subaccount invests in the corresponding portfolio of the funds. The assets of each portfolio are held separately from other portfolios. Each portfolio has distinct investment objectives and policies, which are described in the funds' prospectuses that are attached to this prospectus.

4.   How are Purchase Payments allocated?

You tell us how to allocate the net purchase payments. You must allocate initial net purchase payments to the subaccounts in amounts of at least $1,000. You may allocate additional net purchase payments in any manner, so long as any allocation to a subaccount is at least $500. You may change allocations of additional net purchase payments by sending written notice to the administrative and service office, or by telephone, if you have previously authorized telephone transactions. A net purchase payment is the amount you send us, less a premium tax charge in certain states.

5.   Can I transfer values among the Subaccounts?

Yes, you may transfer your contract value allocated to a particular subaccount to one or more other subaccounts at any time either in writing, or by telephone, if you have previously authorized telephone transactions.

6.   Can I get to my money if I need it?

Yes, you can withdraw all or part of your contract value anytime before the earlier of the annuitant's death or the annuity commencement date. We do not charge for withdrawals, and there is no surrender charge. Withdrawals may be taxable and subject to a 10% penalty tax.

7.   What are the charges and deductions under the Contract?

There is no sales charge under the contract. Transamerica deducts a daily charge equal to a percentage of the value of the net assets in the variable account for the mortality risks assumed by Transamerica. The effective annual rate of this charge is 0.8%. Transamerica guarantees that this charge will not be increased.

Transamerica also deducts an annual administrative charge from the contract value of each contract to cover the costs of administering the contract. The annual administrative charge currently is $35. We can increase this charge in the future. Charges for state and local premium taxes are deducted from purchase payments or contract values depending upon when we incur them.

The contract values also reflect the fund's charges, fees and expenses. See the "Annuity Contract Fee Table".

8.   What Annuity Income Options are available under the Contract?

You can select annuity payments on a variable basis or a fixed basis. You have flexibility in choosing the annuity commencement date. And you can choose among these four annuity options:

 .  life annuity;
 .  joint and survivor annuity;
 . life annuity with 120 or 240 monthly payments guaranteed; and . cash or unit refund life annuity.

All of these are offered as either "fixed annuity options" or "variable annuity options."

Fixed annuity payments will always be for the same specified amount. However, the amount of variable annuity payments will increase or decrease according to the investment experience of the particular subaccount(s) you selected.

9.   What happens if the Annuitant dies before the Annuity Commencement Date?

If the annuitant dies prior to the annuity commencement date, we will pay a death benefit after we receive:

 .  notice of death;
 .  due proof of death; and
 .  an election as to how the proceeds should be paid to the beneficiary.

You select the beneficiary. You can change the named beneficiary at any time before the annuitant's death. The annuitant named in the contract, however, may not be changed. The death benefit is not reduced by the application of any surrender charge. The death benefit may be paid as either a lump sum cash benefit or under an annuity option. Special distribution rules mandated by the Internal Revenue Code of 1986, as amended (the "Code") apply if the annuitant is an owner.

10.   What happens if you die before the Annuity Commencement Date?

If you are not the annuitant, and you die prior to the annuity commencement date, your entire interest in the contract will be distributed to the contingent contract owner if one is appointed, or to your estate. You may appoint or change the contingent contract owner at any time prior to the annuity commencement date. Regardless of whether you are the annuitant, upon your death, the value of the contract must be distributed pursuant to rules prescribed by the Code, as amended.

11.   Can the Contract be returned after it is delivered?

You may cancel the contract by returning it to us, along with a written notice of revocation, at our administrative and service office within 10 days after you receive it. If you cancel, we will return all purchase payments made under the contract within ten days after we receive notice of cancellation.

12.   Who do I call if I have any questions about my Contract?

Our administrative and service office will answer any question about procedures of your contract. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales information, please call, toll free, 800-544-2442.

                           ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------


  Contract Owner Transaction Expenses
-------------------------------------------------
Sales Load on Purchase Payments                 0
Deferred Sales Load                             0
Surrender Fees                                  0
Annual Contract Fee              $35 Per Contract
Transfer Fee                                    0

     Variable Account Expenses
(as a percentage of average contract
               value)
 Mortality and Expense Risk Fee 0.80%
 Account Fees and Expenses         0
                                ----
 TOTAL VARIABLE ACCOUNT
  ANNUAL EXPENSES               0.80%

--------------------------------------------------------------------------------
               VIP, VIP II, and VIP III Funds Annual Expenses --

  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                                     Total Fund
                                                 Management  Other     Annual
                                                    Fees    Expenses  Expenses
-------------------------------------------------------------------------------
  Fidelity -- VIP Money Market -- Initial Class    0.27%     0.08%     0.35%
  Fidelity -- VIP High Income -- Initial Class     0.58%     0.10%     0.68%
  Fidelity -- VIP Equity-Income -- Initial
   Class(/1/)                                      0.48%     0.08%     0.56%
  Fidelity -- VIP Growth -- Initial Class(/1/)     0.57%     0.08%     0.65%
  Fidelity -- VIP Overseas -- Initial
   Class(/1/)                                      0.72%     0.17%     0.89%
  Fidelity -- VIP II Investment Grade Bond --
    Initial Class                                  0.43%     0.11%     0.54%
  Fidelity -- VIP II Asset Manager -- Initial
   Class                                           0.53%     0.08%     0.61%
  Fidelity -- VIP II Asset Manager: Growth --
    Initial Class(/1/)                             0.58%     0.11%     0.69%
  Fidelity -- VIP II Contrafund(R) -- Initial
   Class(/1/)                                      0.57%     0.09%     0.66%
  Fidelity -- VIP II Index 500 -- Initial
   Class(/2/)                                      0.24%     0.04%     0.28%
  Fidelity -- VIP III Balanced -- Initial
   Class(/1/)                                      0.43%     0.15%     0.58%
  Fidelity -- VIP III Growth Opportunities --
    Initial Class(/1/)                             0.58%     0.10%     0.68%
  Fidelity -- VIP III Growth & Income --
    Initial Class(/1/)                             0.48%     0.10%     0.58%

(/1/)Total Portfolio Annual Expenses     (/2/)Fidelity Management & Research
    were lower because a portion of         Company agreed to reimburse a
    the brokerage commissions that          portion of Index 500 Portfolio's
    the fund paid was used to reduce        expenses during the period. The
    the fund's expenses, and/or             expenses presented in the table
    because through arrangements            are shown with this
    with the fund's custodian,              reimbursement. Without this
    credits realized as a result of         reimbursement, the Portfolios'
    uninvested cash balances were           management fee, other expenses
    used to reduce a portion of the         and total expenses would have
    fund's custodian expenses. See          been: 0.24%, 0.09%, and 0.33%.
    the accompanying underlying fund
    prospectus for details.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  Subaccounts                                   1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
  Fidelity -- VIP Money Market -- Initial
   Class                                          12      37      65     143
  Fidelity -- VIP High Income -- Initial Class    15      48      82     180
  Fidelity -- VIP Equity-Income -- Initial
   Class                                          14      44      76     166
  Fidelity -- VIP Growth -- Initial Class         15      47      81     176
  Fidelity -- VIP Overseas -- Initial Class       17      54      93     203
  Fidelity -- VIP II Investment Grade Bond --
    Initial Class                                 14      43      75     164
  Fidelity -- VIP II Asset Manager -- Initial
   Class                                          15      45      79     172
  Fidelity -- VIP II Asset Manager: Growth --
    Initial Class                                 15      48      83     181
  Fidelity -- VIP II Contrafund(R) -- Initial
   Class                                          15      47      81     178
  Fidelity -- VIP II Index 500 -- Initial
   Class                                          11      35      61     135
  Fidelity -- VIP III Balanced -- Initial
   Class                                          14      45      77     169
  Fidelity -- VIP III Growth Opportunities --
    Initial Class                                 15      48      82     180
  Fidelity -- VIP III Growth & Income --
    Initial Class                                 14      45      77     169

The above tables are intended to
help you understand the costs and       In these examples, the $35 annual
expenses that you will bear,            service charge is reflected as a charge
directly or indirectly. These           of 0.0260% based on an average policy
include the expenses of the VIP, VIP    value of $134,397 and is deducted on
II and VIP III Funds. In addition to    each policy anniversary.
the expenses listed above, premium
taxes may be applicable.

                                        Financial Information. Condensed
                                        financial information for the
                                        subaccounts is in Appendix A to this
                                        prospectus.

The Examples should not be
considered a representation of past
or future expenses, and actual
expenses may be greater or lesser
than those shown.

The figures and data for the VIP,
VIP II, and VIP III Funds Annual
Expenses are for 2000 and have been
provided by FMR. Transamerica does
not dispute these figures, however
Transamerica does not guarantee
their accuracy. Examples for
formerly eligible subaccounts may be
found in Appendix A to this
prospectus.

FINANCIAL STATEMENTS

Condensed financial information for each subaccount is in Appendix A to this prospectus. The financial statements of Transamerica and the subaccounts of the variable account, and the independent auditors' reports thereon, are in the SAI.

TRANSAMERICA LIFE INSURANCE COMPANY

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. Transamerica's address is 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499. Transamerica offers a complete line of life insurance, annuities, and accident and health insurance. We are currently authorized to sell variable annuities in the District of Columbia and Guam, and in all states other than New York. Transamerica is an indirect wholly owned subsidiary of AEGON USA, Inc. AEGON USA, Inc. is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

THE FIDELITY VARIABLE ANNUITY ACCOUNT

The Fidelity Variable Annuity Account was established by an affiliate (Pacific Fidelity Life Insurance Company) under California insurance law on August 24, 1979. On March 31, 1991, Transamerica acquired the assets (and liabilities) of that affiliate, including the variable account.

The variable account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the variable account or Transamerica by the Securities and Exchange Commission. The separate account meets the definition of a separate account under federal securities laws.

Under Iowa insurance law, the income, gains or losses of the variable account are credited to or charged against the assets of the variable account without regard to the other income, gains or losses of Transamerica. Although the assets maintained in the variable account will not be charged with any liabilities arising out of any other business conducted by Transamerica, all obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

Currently, Transamerica invests the assets of the variable account that support the contracts in shares of one or more eligible funds that have been approved by Transamerica's Board of Directors. Shares of the eligible funds will be purchased at net asset value. Currently, the only eligible funds are the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Other mutual funds may be added or withdrawn as permitted by law. The variable account currently offers thirteen subaccounts that invest exclusively in corresponding portfolios of the funds. Additional subaccounts may be established at Transamerica's discretion.

Transamerica does not guarantee the investment performance of the variable account. The contract value and the amount of variable annuity payments depend on the investment performance of the assets of the funds. Because you bear the full investment risk associated with the variable account, there can be no assurance concerning the amount of variable annuity payments under the contract.

Prior to September 25, 1981, the assets of certain subaccounts of the variable account were invested in mutual funds (formerly eligible funds) other than the funds. Contracts funded by these subaccounts, which invest in the formerly eligible funds, are no longer offered, and no additional assets of the variable account will be invested in shares of the formerly eligible funds. The following is a list of the formerly eligible funds, which correspond to these subaccounts of the variable account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Income Fund (formerly Fidelity Government Securities Fund, Ltd.); and Fidelity Capital and Income Fund. Further information about the formerly eligible funds can be found in the formerly eligible funds' individual fund prospectuses. The remaining assets of the variable account are currently invested exclusively in shares of the funds.

VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, AND VARIABLE INSURANCE PRODUCTS FUND III

The available subaccounts of the variable account invest exclusively in shares of the funds. The funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts.

FMR provides investment advice and administrative services to the funds pursuant to an agreement under which each portfolio pays FMR a monthly fee. FMR also provides investment advice and administrative services to the formerly eligible funds for a fee similar to the ones applicable to the portfolios of the funds. The subaccounts currently invest in the following funds' portfolios:

VARIABLE INSURANCE PRODUCTS FUND (VIP)
Managed by Fidelity Management & Research Co.
  Fidelity -- VIP Money Market Portfolio -- Initial Class
  Fidelity -- VIP High Income Portfolio -- Initial Class
  Fidelity -- VIP Equity-Income Portfolio -- Initial Class
  Fidelity -- VIP Growth Portfolio -- Initial Class
  Fidelity -- VIP Overseas Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Managed by Fidelity Management & Research Co.
  Fidelity -- VIP II Investment Grade Bond Portfolio --Initial Class Fidelity -- VIP II Asset Manager Portfolio -- Initial Class
  Fidelity -- VIP II Asset Manager: Growth Portfolio -- Initial Class Fidelity -- VIP II Index 500 Portfolio -- Initial Class
  Fidelity -- VIP II Contrafund(R) Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
Managed by Fidelity Management & Research Co.
  Fidelity -- VIP III Balanced Portfolio -- Initial Class
  Fidelity -- VIP III Growth & Income Portfolio --  Initial Class
  Fidelity -- VIP III Growth Opportunities Portfolio --  Initial Class

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the funds' current prospectuses, which are attached to this prospectus.

The thirteen portfolios offered by the funds provide a range of investment alternatives that vary according to their different investment objectives. The assets of each portfolio are separate from the others, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment fund, and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Each of the portfolios may not be available for investment in every state.

There is no assurance that any portfolio will achieve its investment objective.

The funds' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to a particular portfolio. The funds are not limited to selling their shares to the variable account and are permitted to accept investments from any separate account of an insurance company. Since the portfolios of the funds are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the funds, to resolve the matter. See the funds' prospectuses for further details.

The general public may not purchase shares of these fund's portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the fund portfolios to be the same as those of other portfolios and mutual funds.

Transamerica may receive expense reimbursement or other revenues from the funds or their managers. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that Transamerica or the variable account invests in the fund portfolios.

Performance

Performance information for the variable subaccounts may appear in reports and advertising to you and prospective contract owners. The performance information is based on historical investment experience of the subaccounts and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.

An average annual total return reflects the adjusted historical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

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The Fidelity -- VIP Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.

Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the SAI.

Additions, Deletions or Substitutions of Investments

If the shares of the funds or the formerly eligible funds should no longer be available for investment or, if in the judgment of Transamerica's management, further investment in the eligible funds' shares should become inappropriate in view of the purposes of the contract, then Transamerica may substitute shares of another fund for shares already purchased, or to be purchased in the future, under the contract. No substitution of securities in any subaccount may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to your interest in a subaccount will not be made until you have been notified of the change and prior approval of the Securities and Exchange Commission is obtained.

New subaccounts may be established when, in Transamerica's sole discretion, marketing, tax, investment or other conditions so warrant. Any new subaccounts will be made available to you on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a portfolio of the fund or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the Investment Company Act of 1940 or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

THE CONTRACTS

Purchase of the Contracts

The contracts may be purchased by mailing in a completed, signed application to Transamerica, along with a check for the initial investment.

Purchase payments are payable at Transamerica's administrative and service office designated on the cover page. The initial purchase payment must be at least $5,000. Additional purchase payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of purchase payments under a contract.

If an application is complete upon receipt, you will receive a contract based on the price next determined after the application and initial purchase payment are received. If an incomplete application is received, Transamerica will notify you by phone or mail to request the information necessary to complete the application. Once the application is completed, you will receive a contract based on the price next determined after the application was completed. If, after five days, the application remains incomplete, Transamerica will return your initial purchase payment unless you tell Transamerica to keep the initial purchase payment pending completion of the application.

A contract shall automatically be continued in full force during the lifetime of the annuitant until the annuity commencement date or until the contract is surrendered. Unless you have surrendered the contract, purchase payments may be made at any time during the life of the annuitant and before the annuity commencement date.

Allocation and Reallocation of Net Purchase Payments

Net purchase payments are allocated among the subaccounts that you have selected. The purchase payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the net purchase payment. Upon allocation to a subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office, or in the case of the initial purchase payment, when the contract application is completed, whichever is later.

You (or your designated account executive) can make transfers and/or change the allocation of additional premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writing. Transamerica and/or the administrative and service office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, Transamerica and/or the administrative and service office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If Transamerica and/or the administrative and service office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. You may be required to provide your social security number and/or other information for identification purposes when making telephone requests.

Telephone requests must be received at the administrative and service office no later than 3:00 p.m. central time in order to assure same day pricing of the transaction.

The telephone transaction privilege may be discontinued at any time for some or all contracts and Transamerica may require written confirmation of a transaction request.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

When a reallocation is requested, the redemption of the requested amount from the subaccount and portfolio in which the amount had been invested will always be effective as of the end of the valuation period in which the request is received at our administrative and service office. That amount will generally be credited to the new subaccount and portfolio at the same time.

However, IF:
 .  you are making a transfer to any portfolio that accrues dividends on a daily basis; and
 . the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available,

THEN:
 . the crediting of the amount transferred to the new subaccount may be delayed (for up to seven days) until the portfolio, from which the transfer is being made, obtains liquidity through the earlier of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by contract owners, or otherwise.

During this period, the amount transferred will be uninvested.

In allocating the initial purchase payment among the subaccounts, you must allocate a minimum contribution of $1,000 to each subaccount selected. Additional net purchase payments may be allocated among the subaccounts in any manner, so long as any contribution to a selected subaccount is at least $500. You may subsequently reallocate the value of a designated number of accumulation units of a subaccount then credited to a contract, into an equal value of accumulation units of one or more other subaccounts. The reallocation shall be based on the relative value of the accumulation units of the subaccounts at the end of business on the day Transamerica receives the request.

On the date of issue, the contract value equals the value of the net purchase payment. The date of issue is the date the contract is issued, as shown on the contract Schedule Page. Thereafter, the contract value is determined by multiplying the number of accumulation units of each subaccount credited to the contract by the current value of an accumulation unit for that subaccount. The number of accumulation units is increased by any net purchase payments and decreased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

Value of Accumulation Units

The accumulation units of each subaccount are valued separately. The value of accumulation units may change each valuation period according to the investment performance of the shares purchased by each subaccount and the deduction of certain charges.

A valuation period is the period beginning at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The value of an accumulation unit in a subaccount for any valuation period equals the value of the accumulation unit as of the immediately preceding valuation period, multiplied by the net investment factor for that subaccount for the valuation period for which the accumulation unit value is being calculated. The net investment factor is a number representing the change in the value of subaccount assets on successive valuation dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality risk charge.

Surrenders

At any time before the annuity commencement date and during the lifetime of the annuitant, you may elect to surrender all or any portion of the contract value in exchange for a cash withdrawal payment from Transamerica. Any such election shall be in writing in such form as Transamerica may require and shall specify the amount of the cash withdrawal payment. At your request, Transamerica will provide a form to request a surrender and to notify Transamerica of your election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by Transamerica at its administrative and service office.

The amount of the cash withdrawal payment will be equal to the contract value at the end of the valuation period during which the election becomes effective, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of accumulation units with an aggregated value equal to the dollar amount of the cash withdrawal payment. Unless instructed to the contrary, Transamerica will liquidate accumulation units of all subaccounts within the variable account in the same proportion that the cash withdrawal payment bears to the contract value.

Any cash withdrawal payment will be paid within seven days from the date the surrender request becomes effective, except as Transamerica may defer such payment in accordance with the Investment Company Act of 1940. Payments under the contract of any amounts derived from purchase payments made by check may be delayed until the check has cleared your bank. Transamerica must by law withhold federal income taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government if you have not provided Transamerica with a written election not to have federal income taxes withheld. Moreover, the Code provides that a 10% penalty tax may be imposed on certain surrenders before age 59 1/2.

Right to Return the Contract

You may cancel the contract within ten days after it is delivered to you by delivering or mailing the contract and a written notice of revocation to Transamerica at its administrative and service office. In the event of cancellation, Transamerica will return all purchase payments made under the contract within seven days after it receives written notice of cancellation and the returned contract.

CONTRACT CHARGES

No deduction for sales charges is made from purchase payments or upon surrender. As described below, charges under the contracts are assessed:
 .  against the initial purchase payments and annually thereafter from the contract value for administrative expenses; and . against the assets of the variable account for the assumption of mortality risk.

Charges for premium taxes, if any, are deducted from the purchase payment or the contract value at the time they are incurred by Transamerica. Transamerica reserves the right to make deductions from the variable account for income tax liabilities resulting from the operation of the variable account.

Costs of distributing the contracts will be paid from Transamerica's general assets. These assets may include proceeds from the mortality charge described below. Transamerica incurs certain costs, including the obligation to pay certain insurance commissions in connection with the distribution of the contracts.

Administrative Charge

Transamerica performs the administrative services for the contracts and the variable account. These services include issuance of the contracts, maintenance of records concerning the contracts, and valuation services. An administrative charge to cover these expenses is deducted from the initial purchase payment and annually thereafter from the contract value. The current annual administrative charge is $35.00.

When you make the initial investment in the contract, a pro rata portion of the annual charge for the current year will be deducted from the purchase payments. Thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the annual charge will be refunded upon termination of a contract. In the states of Pennsylvania and South Carolina the annual charge will never exceed $35.00 for contracts issued in connection with the delivery of this prospectus.

Prior to the annuity commencement date, the administrative charge is not guaranteed, and subject to limits imposed by state law, may change over the years the contract is in force.

Charges for Mortality Risk

The mortality risk assumed by Transamerica arises from the contractual obligation to continue to make annuity payments to each annuitant regardless of how long the annuitant lives and regardless of how long all annuitants as a group live. Although variable annuity payments made to annuitants will vary in accordance with the investment performance of the funds (or the formerly eligible funds), they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the variable annuity payments received under the contracts. Transamerica assumes this mortality risk by virtue of annuity payment rates incorporated in the contract. These rates cannot be changed.

For assuming this mortality risk, Transamerica deducts from the daily net asset value of the variable account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.80%. If this amount is insufficient to cover the actual costs, the loss will be borne by Transamerica. If the amount deducted proves more than sufficient, the excess will be a profit to Transamerica. To the extent that this charge results in a profit to Transamerica, such profit will be available for use by Transamerica for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

Deductions for Taxes

Charges for any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the existence of the contracts will be deducted from contract values when incurred. Premium taxes are generally levied at the annuity commencement date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.

Transamerica does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserve under the contracts. Based on these expectations, no charge is being made currently to the variable account for corporate federal income taxes, which may be attributable to variable account. However, if the tax laws change such that there is tax liability, Transamerica may review the need to make a charge for any taxes attributable to the income of the variable account.

Under present laws, Transamerica does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, attributable to the variable account may be made.

Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III Expenses

The value of the assets in the variable account will reflect the value of the funds' (or the formerly eligible funds) shares and, therefore, the fees and expenses paid by the funds (or the formerly eligible funds). A complete description of the expenses and deductions from the portfolios are found in the funds' prospectuses.

BENEFITS UNDER THE CONTRACT

Death Benefit

In the event of the death of the annuitant prior to the annuity commencement date, Transamerica, upon receipt of due proof of death of the annuitant, will pay a death benefit to the beneficiary that you designated. If the death of the annuitant occurs on or after the annuity commencement date, no death benefit will be payable under the contract except as may be provided under the annuity option elected.

The death benefit payable in the event of the death of the annuitant prior to the annuity commencement date is equal to the contract value. The accumulation unit values used in determining the amount of death benefit will be the values for the next subsequent valuation period following the date all of the items listed below have been received by Transamerica:
 .  written notice of death of the annuitant;
 . due proof of death of the annuitant; and . an election to pay the proceeds as a single cash payment or under an annuity option.

If you did not make an election as to how the proceeds should be paid prior to the annuitant's death, the beneficiary may elect one of the annuity options or a lump sum cash payment within 90 days after Transamerica receives notification of death.

IRS Required Distributions

For contracts issued on or after January 19, 1985, federal tax law requires that if you (the owner) or any joint contract owner dies before the annuity commencement date, the entire value of the contract must generally be distributed within five years of the date of your death or the joint contract owner's death. Special rules may apply to the spouse of the deceased owner. See the SAI for a detailed description of these rules.

ANNUITY PAYMENTS

Annuity Commencement Date

Unless the annuity commencement date is changed, annuity payments under a contract will begin on the annuity commencement date that you select at the time the contract is applied for. You may change the annuity commencement date from time to time by written notice to Transamerica, provided that notice of each change is received by Transamerica at its administrative and service office at least thirty days prior to the then current annuity commencement date.

Except as otherwise permitted by Transamerica, a new annuity commencement date must be a date that is:

 .  at least thirty days after the date notice of the change is received by
   Transamerica;
 .  the first day of a month; and
 .  not later than the first day of the first month following the annuitant's
   75th birthday.

Currently, Transamerica permits the new annuity commencement date to begin as late as the first day of the first month following the annuitant's 85th birthday. The annuity commencement date may also be changed by the beneficiary's election of the annuity option after the annuitant's death.

Election of Annuity Options

During the lifetime of the annuitant and prior to the annuity commencement date, you may elect any one of the annuity options described in this prospectus. You may also change an election at any time. Written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty days prior to the annuity commencement date. If no election is in effect on the thirtieth day prior to the annuity commencement date, we will make payment according to "Annuity Option 3 -- Life Annuity with 120 or 240 Monthly Payments Guaranteed" on a variable basis. At such time as one of the annuity options under the contract may become operative, a supplementary agreement will be issued by Transamerica setting forth the terms of the option elected.

During the lifetime of the annuitant, you may elect that all or any part of the death benefit be applied under any one of the annuity options listed in the contract or in any other manner agreeable to Transamerica. If you have not made an annuity option election at the time of death of the annuitant, such an election may be made by the beneficiary.

Annuity Options

Annuity payments may be made under any one of the annuity options described below or in any other manner agreeable to Transamerica. You, or the beneficiary after the annuitant's death, will select whether annuity payments will be made on a fixed basis or a variable basis. The effect of choosing a fixed annuity option is that the amount of each payment will be set on the annuity commencement date and will not change. If a fixed annuity option is selected:

 .  the contract value will be transferred to the general account of
   Transamerica; and
 . the annuity payments will be fixed in amount and duration by the fixed annuity provisions selected and the age and sex of the annuitant.

For further information, contact Transamerica at its administrative and service office.

The contract provides four annuity options that are described below; however, you may not select more than one. All of these are offered as either "fixed annuity options" or "variable annuity options." Under annuity options 1 and 2, it would be possible for only one annuity payment to be made if the annuitant(s) were to die before the due date of the second annuity payment, only two annuity payments if the annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under annuity options 1 and 2 the contract value may not be returned.

Annuity Option 1 -- Life Annuity: This option provides monthly payments during the lifetime of the annuitant ceasing with the last payment due prior to the death of the annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the annuitant and there is no provision for a death benefit payable to a beneficiary.

Annuity Option 2 -- Joint and Survivor Annuity: This option provides monthly payments during the joint lifetime of the annuitant and designated second person and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a beneficiary under this option.

Annuity Option 3 -- Life Annuity with 120 or 240 Monthly Payments Guaranteed:
This option provides monthly payments during the lifetime of the annuitant and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the event of the death of the annuitant under this option, the contract provides that any guaranteed monthly payments will be paid to the beneficiary during the remaining months of the term selected. The beneficiary may, at any time, elect to receive the discounted value of the remaining payments, if any, in one sum. The discounted value for fixed or variable annuity payments will be based on interest compounded annually at the applicable assumed interest rate used in determining the first annuity payment.

Upon the death of a beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after Transamerica receives notice of the beneficiary's death, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the beneficiary. Such present value is computed as of the valuation period during which notice of the beneficiary's death is received by Transamerica at its administrative and service office.

Annuity Option 4 -- Cash or Unit Refund Life Annuity: This option provides monthly payments during the lifetime of the annuitant terminating with the last payment due prior to the death of the annuitant. An additional payment will be made to the beneficiary. For a variable annuity, the payment will equal the annuity unit value as of the date that notice of death of the annuitant in writing is received by Transamerica at its administrative and service office, multiplied by the excess, if any, of (a) over (b) where:
 . (a) is the contract value applied at the annuity commencement date under this option, divided by the annuity unit value as of the annuity commencement date; and
 . (b) is the product of the number of annuity units represented by each variable annuity payment paid to the annuitant and the number of variable annuity payments made.

For fixed annuity payments, the annuity unit value shall be $1. Therefore, (a) is the contract value as of the annuity commencement date, while (b) is the sum of all fixed annuity payments made.

Determination of Annuity Payments

On the annuity commencement date the contract's annuity purchase value will be applied to provide for annuity payments under the selected annuity option as specified. The annuity purchase value will be equal to the contract value for the valuation period which ends immediately preceding the annuity commencement date, reduced by an applicable premium or similar taxes.

Fixed annuity payments are determined by the annuity payment rates based on the current assumed rate of interest as determined by Transamerica at the annuity commencement date. The assumed interest rate may be changed at Transamerica's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, you have not provided Transamerica with a written election not to have federal income taxes withheld, Transamerica must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the annuitant. Under the contract, the annuitant has some flexibility in choosing the assumed rate of interest to be used in connection with the variable annuity payments. The annuitant may choose among interest rates offered by Transamerica at the annuity commencement date. Transamerica currently offers assumed interest rates of 3.5% and 7.5%.

If the annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, variable annuity payments would start at a higher level but would increase more slowly and decrease more rapidly. Therefore, election of a higher assumed rate of interest would result in a higher first monthly variable annuity payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the subaccount did not exceed the higher assumed rate of interest.

All variable annuity payments other than the first are calculated using annuity units that are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing the portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount for the valuation period which ends immediately preceding the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed.

The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. It is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount for the valuation period which ends immediately preceding the due date of each additional payment. Furthermore, after the annuity commencement date, you may reallocate all or part of the values held in one subaccount to one or more other subaccounts.

Adjustment of Annuity Payments

If the contract value on the annuity commencement date is less than $5,000, Transamerica may pay such value in one sum in lieu of the payments otherwise provided for. If the contract value is not less than $5,000, but the payments provided for would be or become less than $50, Transamerica may change, at its discretion, the frequency of payments so that payments will be at least $50.

FEDERAL TAX MATTERS

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy -- qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. However, for purchase payments made after February 28, 1986, an owner of a contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the contract's contract value during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that you may wish to discuss with your tax counsel. The following discussion applies to contracts owned by natural persons.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals -- Nonqualified Policies

If you make a withdrawal from your (nonqualified) policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a withdrawal results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds your premium paid (adjusted for any prior withdrawals that came out of premium.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income). The premium enhancement that we add to your policy value is not included in the investment in the contract.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments -- by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments -- by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more that one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

GENERAL PROVISIONS

Ownership of the Contract

Once we issue the contract, it shall belong to you. We will issue the contract after you complete an application and deliver the initial purchase payment to us. Prior to the annuity commencement date, you shall be the person so designated in the application. You may appoint a contingent contract owner to succeed ownership of the contract in the event of your death prior to the annuity commencement date.

You may appoint or change the contingent contract owner or beneficiary at any time prior to the annuity commencement date. All contract rights and privileges may be exercised by you without the consent of the beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the annuitant and prior to the annuity commencement date, except as otherwise provided in the contract. The annuitant becomes the contract owner on and after the annuity commencement date. The beneficiary becomes the contract owner on the death of the annuitant.

Assignment

During the lifetime of the annuitant, you may assign any rights or benefits provided by the contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits, and those of the beneficiary, are subject to the rights of the assignee. The beneficiary may not assign any payment under the contract before the payment becomes due.

Beneficiary

The beneficiary designation contained in the application will remain in effect until changed. The interest of any beneficiary is subject to the particular beneficiary surviving the annuitant. You may change or revoke the designation of a beneficiary at any time while the annuitant is living by filing with Transamerica a written beneficiary designation or revocation in such form as Transamerica may require. The change or revocation will not be effective and binding upon Transamerica until it is received by Transamerica at its administrative and service office. The annuitant named in the contract, however, may not be changed.

Amendments

Transamerica reserves the right to amend the contracts to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by Transamerica without your consent except as may be required by applicable law.

Suspension of Payment

Transamerica reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals:
 . for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
 . for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not reasonably practicable to fairly determine the value of such assets; or
 . for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

Non-Participating

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

If the age or sex of the annuitant or designated annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or the beneficiary. The age of the annuitant or designated annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

DISTRIBUTION OF CONTRACTS

The contracts will be sold by licensed insurance agents in those states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934, and members of the National Association of Securities Dealers, Inc. The contracts will be distributed through Fidelity Brokerage Services, Inc. (Fidelity Brokerage) and Fidelity Insurance Agency, Inc. (Fidelity Insurance), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the contracts, is a member of the National Association of Securities Dealers, Inc.

Fidelity Distributors Corporation ("Fidelity Distributors"), an affiliate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Distributors is 82 Devonshire Street, Boston, Massachusetts 02109.

Transamerica has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the contracts which will equal 0.55% on an annual basis of the daily net asset value of the variable account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

VOTING RIGHTS AND REPORTS

In accordance with its view of present applicable law, Transamerica will vote the funds' shares and the formerly eligible fund shares held in the variable account at regular and special meetings of shareholders of the funds and the formerly eligible funds in accordance with instructions received from persons having a voting interest in the variable account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote such shares in its own right, it may elect to do so.

Prior to the annuity commencement date, you exercise the voting rights under the contract. After the annuity commencement date, the person having the voting interest shall be the person then entitled to receive variable annuity payments. Prior to the annuity commencement date, the number of votes that a person has the right to cast will be determined by applying such person's percentage interest in a subaccount to the total number of votes attributable to the subaccount. After the annuity commencement date, the number of votes attributable to a contract is determined by applying the percentage interest reflected by the reserve for such contract by the total number of votes attributable to the subaccount. After the annuity commencement date the votes attributable to a contract decrease as such percentage interest decreases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.

Shares of the funds and formerly eligible funds held in a subaccount as to which no timely instructions are received or as to which you do not have an interest will be voted by Transamerica in proportion to the voting instructions which are received with respect to all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a subaccount will receive proxy material, reports and other material relating to the funds and the formerly eligible funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the variable accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. Transamerica will also send such statements reflecting transactions involving the contract as may be required by applicable laws, rules and regulations.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

LEGAL PROCEEDINGS

No material legal proceedings are pending against the variable account, Transamerica, its subsidiaries or Fidelity Brokerage.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Transamerica Life Insurance Company
The Contracts
Contract Charges
Benefits Under the Contract
Annuity Payments
Federal Tax Matters
Distribution of the Contracts
Custody of Assets
State Regulation
Records and Reports
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of    Units at End
                                        of Year        Year        of Year
------------------------------------------------------------------------------
  Fidelity -- VIP Money Market
   Subaccount -- Initial Class
    2000.............................  $2.757628    $2.908654   31,444,535.170
    1999.............................   2.642832     2.757628   38,572,043.676
    1998.............................   2.525659     2.642832   43,337,060.933
    1997.............................   2.413358     2.525659   43,319,514.745
    1996.............................   2.307819     2.413358   51,936,943.182
    1995.............................   2.196945     2.307819   48,392,069.066
    1994.............................   2.124046     2.196945   65,884,206.476
    1993.............................   2.073920     2.124046   38,531,933.669
    1992.............................   2.011998     2.073920   46,920,555.357
    1991.............................   1.911406     2.011998   52,846,585.564
    1990.............................   1.783014     1.911406   61,584,581.853
------------------------------------------------------------------------------
  Fidelity -- VIP High Income
   Subaccount -- Initial Class
    2000.............................  $3.906058    $3.004223    6,073,389.359
    1999.............................   3.640420     3.906058    8,762,248.667
    1998.............................   3.835575     3.640420   12,247,818.239
    1997.............................   3.285775     3.835575   17,495,330.353
    1996.............................   2.904665     3.285775   18,704,131.149
    1995.............................   2.427652     2.904665   19,488,862.806
    1994.............................   2.485444     2.427652   17,337,052.330
    1993.............................   2.078934     2.485444   26,114,121.248
    1992.............................   1.703009     2.078934   20,668,821.606
    1991.............................   1.269032     1.703009    9,450,159.190
    1990.............................   1.310687     1.269032    6,894,970.437
------------------------------------------------------------------------------
  Fidelity -- VIP Equity-Income
   Subaccount -- Initial Class
    2000.............................  $4.968081    $5.343749   22,611,423.740
    1999.............................   4.709707     4.968081   30,640,346.629
    1998.............................   4.252876     4.709707   43,094,581.632
    1997.............................   3.346303     4.252876   57,352,295.075
    1996.............................   2.951686     3.346303   68,119,423.617
    1995.............................   2.202346     2.951686   81,601,359.509
    1994.............................   2.073414     2.202346   74,571,142.757
    1993.............................   1.768091     2.073414   70,574,621.050
    1992.............................   1.523641     1.768091   49,654,509.443
    1991.............................   1.168338     1.523641   22,551,293.495
    1990.............................   1.390307     1.168338   15,320,204.431

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of    Units at End
                                         of Year        Year        of Year
-------------------------------------------------------------------------------
  Fidelity -- VIP Growth
   Subaccount -- Initial Class
    2000.............................   $8.761371    $7.737566   20,923,610.862
    1999.............................    6.425788     8.761371   26,399,428.765
    1998.............................    4.643463     6.425788   28,101,887.125
    1997.............................    3.790532     4.643463   30,726,907.924
    1996.............................    3.331228     3.790532   38,326,955.306
    1995.............................    2.480539     3.331228   43,498,210.261
    1994.............................    2.500812     2.480539   37,916,994.644
    1993.............................    2.111765     2.500812   37,369,691.127
    1992.............................    1.947218     2.111765   37,625,493.719
    1991.............................    1.348850     1.947218   24,177,587.154
    1990.............................    1.540465     1.348850   15,340,498.596
-------------------------------------------------------------------------------
  Fidelity -- VIP Overseas
   Subaccount -- Initial Class
    2000.............................   $3.437682    $2.758763    9,004,043.116
    1999.............................    2.429523     3.437682   13.477,078.993
    1998.............................    2.172007     2.429523   13,624,240.201
    1997.............................    1.962599     2.172007   15,101,589.750
    1996.............................    1.747454     1.962599   18,498,493.052
    1995.............................    1.605980     1.747454   18,307,714.844
    1994.............................    1.591344     1.605980   35,747,520.597
    1993.............................    1.168866     1.591344   36,890,355.495
    1992.............................    1.319600     1.168866    4,705,928.756
    1991.............................    1.229709     1.319600    4,170,995.265
    1990.............................    1.261608     1.229709    4,324,803.282
-------------------------------------------------------------------------------
  Fidelity -- VIP II Investment Grade
   Bond Subaccount --  Initial Class
    2000.............................   $1.959374    $2.161950    4,716,854.691
    1999.............................    1.995998     1.959374    6,366,884.959
    1998.............................    1.848460     1.995998   11,759,114.123
    1997.............................    1.708442     1.848460   10,859,598.713
    1996.............................    1.669036     1.708442    9,681,784.561
    1995.............................    1.571804     1.669036   10,019,780.574
    1994.............................    1.501802     1.571804    8,539,290.351
    1993.............................    1.364252     1.501802   11,685,281.879
    1992.............................    1.289396     1.364252    7,725,407.154
    1991.............................    1.115679     1.289396    8,683,076.207
    1990.............................    1.059709     1.115679    3,887,531.807
-------------------------------------------------------------------------------
  Fidelity -- VIP II Asset Manager
   Subaccount -- Initial Class
    2000.............................   $3.121798    $2.975404   17,237,489.766
    1999.............................    2.832585     3.121798   21,312,977.173
    1998.............................    2.481731     2.832585   26,983,405.294
    1997.............................    2.073401     2.481731   33,046,715.565
    1996.............................    1.823774     2.073401   37,212,616.412
    1995.............................    1.571804     1.823774   45,933,251.411
    1994.............................    1.687107     1.571804   76,955,562.944
    1993.............................    1.404870     1.687107   90,364,012.115
    1992.............................    1.265768     1.404870   27,180,037.717
    1991.............................    1.041041     1.265768   12,676,645.581
    1990(/1/)........................    1.000000     1.041041      989,833.209

                                     Accumulation Accumulation   Number of
                                      Unit Value   Unit Value   Accumulation
                                     at Beginning  at End of    Units at End
                                       of Year        Year        of Year
-----------------------------------------------------------------------------
  Fidelity -- VIP II Asset Manager:
   Growth Subaccount --
   Initial Class
    2000............................  $1.988346    $1.726610    3,100,583.803
    1999............................   1.738937     1.988346    4,002,466.209
    1998............................   1.490886     1.738937    5,249,723.064
    1997............................   1.201587     1.490886    1,443,467.081
    1996............................   1.009935     1.201587    7,788,605.432
    1995(/2/).......................   1.000000     1.009935    2,178,270.748
-----------------------------------------------------------------------------
  Fidelity -- VIP II Contrafund(R)
   Subaccount -- Initial Class
    2000............................  $2.398013    $2.221459   13,014,986.547
    1999............................   1.945361     2.398013   19,417,678.889
    1998............................   1.508640     1.945361   26,840,603.665
    1997............................   1.224976     1.508640   33,372,392.534
    1996............................   1.017954     1.224976   42,901,139.435
    1995(/3/).......................   1.000000     1.017954   20,570,759.262
-----------------------------------------------------------------------------
  Fidelity -- VIP II Index 500
   Subaccount -- Initial Class
    2000............................  $2.677169    $2.408859   16,166,451.835
    1999............................   2.239298     2.677169   22,904,721.368
    1998............................   1.758955     2.239298   27,546,396.903
    1997............................   1.336134     1.758955   31,990,011.025
    1996............................   1.096624     1.336134   23,088,441.156
    1995............................   1.000000     1.096623    8,432,120.348
-----------------------------------------------------------------------------
  Fidelity -- VIP III Balanced
   Subaccount -- Initial Class
    2000............................  $1.392143    $1.321757      848,478.956
    1999............................   1.342236     1.392143    1,502,829.526
    1998............................   1.150095     1.342236    1,525,895.592
    1997(/4/).......................   1.000000     1.150095    1,126,357.174
-----------------------------------------------------------------------------
  Fidelity -- VIP III Growth
   Opportunities Subaccount --
   Initial Class
    2000............................  $1.576374    $1.296979    1,901,679.210
    1999............................   1.523888     1.576374    3,380,721.428
    1998............................   1.232659     1.523888    6,147,873.836
    1997(/4/).......................   1.000000     1.232659    4,621,108.553
-----------------------------------------------------------------------------
  Fidelity -- VIP III Growth &
   Income Subaccount --
   Initial Class
    2000............................  $1.728397    $1.652693    3,566,286.661
    1999............................   1.595917     1.728397    6,938,699.626
    1998............................   1.241360     1.595917   11,928,129.677
    1997(/4/).......................   1.000000     1.241360    6,281,887.718

(/1/Period)from May 29, 1990 through December 31, 1990.
(/2/Period)from September 5, 1995 through December 31, 1995
(/3/Period)from September 1, 1995 through December 31, 1995
(/4/Period)from May 1, 1997 through December 31, 1997.

                         FORMERLY ELIGIBLE SUB-ACCOUNTS

          (These subaccounts are no longer available for investment.)

                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of   Units at End
                                          of Year        Year       of Year
------------------------------------------------------------------------------
  Fidelity Daily Income Trust
   Subaccount
    2000...............................  $ 2.785173   $4.012339    52,089.794
    1999...............................    3.603569    3.785173    81,199.237
    1998...............................    3.424415    3.603569    81,396.693
    1997...............................    3.252838    3.424415    86,061.186
    1996...............................    3.094122    3.252838   114,662.042
    1995...............................    2.921185    3.094122   131,063.459
    1994...............................    2.812357    2.921185   190,668.116
    1993...............................    2.736044    2.812357   158,275.684
    1992...............................    2.641072    2.736044   243,997.001
    1991...............................    2.495176    2.641072   268,694.048
    1990...............................    2.313482    2.495176   339,345.456
------------------------------------------------------------------------------
  Fidelity Cash Reserves Subaccount
    2000...............................  $ 3.807436   $4.044514    23,064.329
    1999...............................    3.626195    3.807436    23,087.419
    1998...............................    3.443500    3.626195    23,111.706
    1997...............................    3.268738    3.443500    23,137.187
    1996...............................    3.108117    3.268738    23,164.006
    1995...............................    2.934039    3.108117    23,192.241
    1994...............................    2.822897    2.934039    27,720.506
    1993...............................    2.742508    2.822897    29,444.337
    1992...............................    2.643311    2.742508    47,677.285
    1991...............................    2.493319    2.643311    60,818.839
    1990...............................    2.312283    2.493319    88,660.193
------------------------------------------------------------------------------
  Fidelity Government Income Fund
   Subaccount
    2000...............................  $      N/A   $     N/A         0.000
    1996...............................    4.618027         N/A         0.000
    1995...............................    3.911039    4.618027     8,068.949
    1994...............................    4.009576    3.911039     8,076.564
    1993...............................    3.676253    4.009576     8,085.472
    1992...............................    3.404732    3.676253     8,094.201
    1991...............................    2.934545    3.404732     8,103.722
    1990...............................    2.678442    2.934545     8,114.001
    1989...............................    2.376907    2.678442     8,125.927
    1988...............................    2.236112    2.376907     8,138.994
------------------------------------------------------------------------------
  Fidelity Capital and Income Fund
   Subaccount
    2000...............................  $10.145226   $9.186189    13,445.402
    1999...............................    8.793255   10.145226    14,738.751
    1998...............................    8.623329    8.793255    15,972.996
    1997...............................    7.515932    8.623329    15,980.956
    1996...............................    6.744302    7.515932    21,049.298
    1995...............................    5.777672    6.744302    25,993.308
    1994...............................    6.060768    5.777672    35,622.255
    1993...............................    4.850494    6.060768    43,008.701
    1992...............................    3.785099    4.850494    70,510.002
    1991...............................    2.912437    3.785099    94,291.263
    1990...............................    3.029998    2.912437   112,223.477

                       FORMERLY ELIGIBLE FUNDS FEE TABLE

               Formerly Eligible Funds Annual Expenses(/1/)(/2/)
                  (as a percentage of average net assets after
                     fee waiver and expense reimbursement)


                                                                      Total Fund
                                                  Management  Other     Annual
  Subaccount                                         Fees    Expenses  Expenses
--------------------------------------------------------------------------------
  Fidelity Daily Income Trust....................   0.31%     0.17%     0.48%
  Fidelity Cash Reserves.........................   0.18%     0.26%     0.44%
  Fidelity Government Income Fund(/3/)...........   0.43%     0.24%     0.67%
  Fidelity Capital and Income Fund(/4/)..........   0.58%     0.25%     0.83%

(/1/These)expenses are for the last fiscal year of each fund. Actual expenses in the current year and in the future may be higher or lower.

(/2/The)fee information relating to the formerly eligible funds was provided to Transamerica by the formerly eligible funds, and Transamerica has not independently verified such information.
(/3/Fidelity)Government Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.25% and the total fund operating expenses would have been 0.68%.
(/4/Fidelity)Capital and Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.26% and the total fund operating expenses would have been 0.84%.

                       STATEMENT OF ADDITIONAL INFORMATION


                              FIDELITY INCOME PLUS


                        FIDELITY VARIABLE ANNUITY ACCOUNT


                                   Offered by



                       TRANSAMERICA LIFE INSURANCE COMPANY
                      (FORMERLY PFL LIFE INSURANCE COMPANY)


                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001



This Statement of Additional Information supplements the information found in the current prospectus for the Individual Variable Annuity contracts ("contract") offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001, without charge by calling Fidelity Investments. For Sales information call toll free 800-544-2442. For Service and Account information call toll free 800-634-4672. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the Fidelity Variable Annuity Account.


Dated: May 1, 2001


                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----
TRANSAMERICA LIFE INSURANCE COMPANY.......................................................................    3
THE CONTRACTS.............................................................................................    3
     Reallocation of Contract Values After the Annuity Commencement Date..................................    3
     Accumulation Units...................................................................................    3
     Reinvestment of Fund Distributions...................................................................    4
CONTRACT CHARGES..........................................................................................    5
     Administrative Charge................................................................................    5
     Charges for Mortality Risk...........................................................................    5
BENEFITS UNDER THE CONTRACT...............................................................................    5
     Death Benefit........................................................................................    5
     IRS Required Distribution............................................................................    5
ANNUITY PAYMENTS..........................................................................................    6
     Annuity Unit Value...................................................................................    6
     Annuity Payment Rates................................................................................    6
     Performance..........................................................................................    7
     Total Return.........................................................................................    8
     Yields...............................................................................................    8
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................................................    9
     Tax Status of the Policy.............................................................................    9
DISTRIBUTION OF THE CONTRACTS.............................................................................   10
CUSTODY OF ASSETS.........................................................................................   10
STATE REGULATION..........................................................................................   10
RECORDS AND REPORTS.......................................................................................   10
INDEPENDENT AUDITORS......................................................................................   11
OTHER INFORMATION.........................................................................................   11
FINANCIAL STATEMENTS......................................................................................   11

                       TRANSAMERICA LIFE INSURANCE COMPANY

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to Transamerica Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.

All of the stock of Transamerica is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                THE CONTRACTS

Reallocation of Contract Values After the Annuity Commencement Date


After the annuity commencement date, the contract owner may reallocate the value of a designated number of annuity units of a subaccount, then credited to a contract, into an equal value of annuity units of one or more other subaccounts. The reallocation shall be based on the relative value of the annuity units of the subaccounts at the end of the valuation date on the next payment date. The request must be in writing to our administrative and service office. There is no charge assessed in connection with such reallocation. Transamerica reserves the right to limit the number of times a reallocation of contract value may be made in any given calendar year.

Accumulation Units

Upon allocation to the selected subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the contract application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of accumulation units is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The contract owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

     (a) is the net result of:

          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount and for which it has created a reserve;

     (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.

     (c) is the charge for mortality risk during the valuation period equal on an annual basis to 0.8% of the daily net asset value of the subaccount.

              Illustration of Accumulation Unit Value Calculations

         Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = A + B - C - E
                        ---------
                            D

      Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                 Assume  A = $11.57

             B = The per share amount of any dividend or capital gains
                 distribution since the end of the immediately preceding valuation period.
                 Assume  B= 0

             C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume  C = 0

             D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                 Assume  D = $11.40

             E = The daily deduction for mortality risk, which totals 0.8% on an annual basis.
                 On a daily basis........................... = 0.00002183

Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                      11.40

         Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

  Where: A =  The accumulation unit value for the immediately preceding valuation period.
              Assume  A = $1.347125

         B = The Net Investment Factor for the current valuation period. Assume B = 1.01489045

Then, the accumulation unit value = $1.347125 * 1.01489045 = $1.367184

* = multiplication

Reinvestment of Fund Distributions

The funds and the formerly eligible funds have as a policy the current distribution of income and capital gains. However, under the contracts, there is an automatic reinvestment of such distributions in the funds.

                                CONTRACT CHARGES

Administrative Charge


Transamerica performs the administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.


Charges for Mortality Risk

A mortality risk charge equal to an annual charge of 0.80% of the daily net asset value of the variable account is deducted daily.

                           BENEFITS UNDER THE CONTRACT

Death Benefit


During the lifetime of the annuitant and prior to the annuity commencement date, the contract owner may elect to have the contract value applied under any one of the annuity options. If no election of a method of settlement of the death benefit by the contract owner is in effect on the date of death of the annuitant, the beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the contract value applied under one of the annuity options subject to the distribution after death rules described below in the case of contracts issued after January 18, 1985; or (c) continue the contract as the new contract owner/annuitant if the contract was issued after January 18, 1985, and the beneficiary was the surviving spouse of the annuitant at the time of death. If settlement of the death benefit under an annuity option is elected, the annuity commencement date shall be the date specified in the election but no later than ninety (90) days after receipt by Transamerica of notification of the death of the annuitant. Either election described above may be made by filing with Transamerica a written election in such form as Transamerica may require. Any election of a method of settlement of the death benefit by the contract owner will become effective on the date it is received by Transamerica at its administrative and service office. Any election of a method of settlement of the death benefit by the beneficiary will become effective on the later of: (a) the date the election is received by Transamerica at its administrative and service office: and (b) the date notification of death and due proof of the death of the annuitant is received by Transamerica. If an election by the beneficiary is not received by Transamerica within ninety (90) days following the date notification of the death of the annuitant is received by Transamerica at its administrative and service office, the beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

If the death benefit is to be paid in cash to the beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the contract owner or the contract owner's estate, payment will be made within seven (7) days of the date due proof of death is received by Transamerica. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, Transamerica may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the beneficiary elects to receive the death benefit under an annuity option within sixty (60) days after the death benefit becomes payable in a lump sum, the beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an annuity option elected.

IRS Required Distribution

If the contract owner or any joint contract owner of the contract dies before the entire interest in the contract is distributed, the value of the contract must be distributed to the designated beneficiary as described in this section so that the contracts qualify as annuities under the Internal Revenue Code.

For contracts issued after January 18, 1985, if the death occurs on or after the annuity commencement date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the annuity commencement date, the contract value generally must be paid out to the beneficiary within five years after the death. However, if an annuity option is elected by the beneficiary, the contract value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the contract owner's (or joint contract owner's) death. If any portion of the contract owner's interest is payable to (or for the benefit of) the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. For contracts issued before January 19, 1985, the contract value will be paid out in accordance with the annuity option elected by the beneficiary.

                           ANNUITY PAYMENTS

Annuity Unit Value

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate, which is selected by the annuitant upon the annuity commencement date. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate.

The annuity unit value of each subaccount is arbitrarily established at $1.00 for the first valuation period of the particular subaccount. The annuity unit value for the particular subaccount for any valuation period is determined by multiplying the annuity unit value for the particular subaccount for the immediately preceding valuation period by the Net Investment Factor for the particular subaccount for the current valuation period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the contract.

Annuity Payment Rates

The contract contains annuity payment rates for each annuity option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly variable annuity payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

         Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

   Where: A = Annuity Unit Value for the immediately preceding valuation period.
              Assume  A = $1.097696

          B = Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
              Assume  B = 1.005200

          C = A factor to neutralize the assumed interest rate of 3.5% built into the Annuity Tables used.
              Daily factor equals...................... = 0.999906

Then, the annuity unit value is: $1.097696 * 1.005200 * 0.999906 = $1.103300

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment =    A   * B
                                         -------
                                          $1,000

   Where: A =  The annuity purchase value as of the annuity commencement date.
               Assume  A = $15,000.00

          B = The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract
               Assume  B = $6.10

Then, the first Monthly Variable Annuity Payment = $15,000 * $6.10 = $91.50
                                                   -------
                                                   $1,000

         Formula and Illustration for Determining the Number of Annuity
          Units Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units = A
                          -
                          B

   Where: A = The dollar amount of the first monthly variable annuity payment.
              Assume  A = $91.50

          B = The annuity unit value for the valuation date on which the first monthly payment is due.
              Assume B = $1.103300

Then, the number of annuity units =    $91.50    = 82.933019
                                    ------------
                                      $1.103300

Performance

Performance information for any subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


The table below provides performance results for each subaccount through 12/31/00. The performance information is based on the historical investment experience of the subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.


The following Table shows the average annual total return on a hypothetical investment in the subaccounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the contract was surrendered December 31, 2000. For any Portfolio in existence ten years or more, figures are shown for a ten-year period rather than for the life of the Portfolio. The average annual total returns shown in the following Table are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

                      Average Annual Total Return for Period Ending on 12/31/00


                                                                                                     Subaccount
                                               1 Year        3 Year       5 Year        Life       Inception Date
                                               -------       ------       ------       ------      --------------
Fidelity - VIP Money Market*                     5.45%        4.71%        4.26%        5.83%         03/31/82
Fidelity - VIP High Income                     (23.11%)       0.65%        8.97%        7.42%         09/11/85
Fidelity - VIP Equity-Income                     7.54%       12.58%       16.39%       12.46%         10/08/86
Fidelity - VIP Growth                          (11.71%)      18.33%       19.06%       15.42%         10/08/86
Fidelity - VIP Overseas                        (19.78%)       9.54%        8.39%        7.53%         01/27/87
Fidelity - VIP II Investment Grade Bond         10.31%        5.29%        6.81%        6.86%         06/05/89
Fidelity - VIP II Asset Manager                 (4.72%)      10.26%       11.05%       10.81%         05/29/90
Fidelity - VIP II Index 500                    (10.05%)      17.02%         N/A        17.92%         09/01/95
Fidelity - VIP II Asset Manager: Growth        (13.19%)      11.30%         N/A        10.77%         09/05/95
Fidelity - VIP II Contrafund                    (7.39%)      16.87%         N/A        16.14%         09/05/95
Fidelity - VIP III Balanced                     (5.08%)        N/A          N/A         7.87%         05/01/97
Fidelity - VIP III Growth Opportunities        (17.75%)        N/A          N/A         7.31%         05/01/97
Fidelity - VIP III Growth & Income              (4.41%)        N/A          N/A        14.64%         05/01/97

* There can be no assurance that the Fidelity - VIP Money Market Portfolio will maintain a stable $1.00 share price. None of the portfolios are insured or guaranteed by the U.S. Government.
**   Figure is for 10 years.

Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except Fidelity - VIP Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

Yields

Yields quoted in advertising for the Fidelity - VIP Money Market Subaccount reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the Fidelity - VIP Money Market

Subaccount reflects the income generated by a subaccount over a 7-day period. Current yield is calculated by determining the net change, (exclusive of capital changes and income other than investment income), in the value of a hypothetical account having one accumulation unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Fidelity -VIP Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1)] -1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/00 the Fidelity - VIP Money Market Subaccount had a current yield of 5.633% and an effective yield of 5.793%.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contact owner's gross income.


The ownership rights under the policies are similar to, but different in certain respects, from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyholders being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The Code required that nonqualified policies contain
-------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code required that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, and such owner's surviving souse becomes the sole new owner, then the policy maybe continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


                          DISTRIBUTION OF THE CONTRACTS


The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts. However, Transamerica reserves the right to discontinue the offering of the contracts.

The contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 2000, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $3,624,707. Amounts paid for these services in 1999 and 1998 were $4,457,858 and $4,547.812, respectively.

                                CUSTODY OF ASSETS


The assets of each of the subaccounts are held by Transamerica. The assets of the variable account and each of the subaccounts thereunder are kept physically segregated and held separate and apart from the general account assets of Transamerica. Transamerica maintains records of all purchases and redemptions of shares of the Fund held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of Transamerica.

                                STATE REGULATION


Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS


All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Transamerica will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Transamerica will also mail to contract owners confirmation of each financial transaction and semi-annual Account Statements reflecting the contract value of a particular contract.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of three years in the period ended December 31, 2000, and the financial statements of the subaccounts of The Fidelity Variable Annuity Account, which are available for investment by Fidelity Income Plus contract owners, as of December 31, 2000 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.


                                OTHER INFORMATION

A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of contract owners in the variable account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as contained herein should be considered only as bearing upon Transamerica's ability to meet its obligations to contract owners under the contracts, and they should not be considered as bearing on the investment performance of the subaccounts.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                             Financial Statements

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                             Financial Statements


                         Year ended December 31, 2000



                                   Contents

Report of Independent Auditors.......................................   1

Financial Statements

Balance Sheets.......................................................   2
Statements of Operations.............................................   6
Statements of Changes in Contract Owners' Equity.....................  10
Notes to Financial Statements........................................  15

                        Report of Independent Auditors



The Board of Directors and Contract Owners of Fidelity Income Plus,
PFL Life Insurance Company


We have audited the accompanying balance sheets of The Fidelity Variable Annuity Account (comprised of the Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, Index 500, Growth Opportunities, Growth & Income, Balanced, Fidelity Daily Income Trust, Fidelity Capital and Income Fund, and Fidelity Cash Reserves subaccounts), which are available for investment by contract owners of Fidelity Income Plus, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of The Fidelity Variable Annuity Account which are available for investment by contract owners of Fidelity Income Plus at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 2, 2001

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                                Balance Sheets

                               December 31, 2000



                                                                              Money
                                                                              Market           High Income
                                                                            Subaccount          Subaccount
                                                                      ----------------------------------------
Assets
Cash                                                                    $          -           $         -
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                                  91,490,658                     -
  High Income Portfolio                                                            -            18,252,162
  Equity Income Portfolio                                                          -                     -
  Growth Portfolio                                                                 -                     -
  Overseas Portfolio                                                               -                     -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                                  -                     -
  Asset Manager Portfolio                                                          -                     -
  Asset Manager Growth Portfolio                                                   -                     -
  Contrafund Portfolio                                                             -                     -
  Index 500 Portfolio                                                              -                     -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                                   -                     -
  Growth & Income Portfolio                                                        -                     -
  Balanced Portfolio                                                               -                     -
 Fidelity Daily Income Trust Portfolio                                             -                     -
 Fidelity Capital and Income Portfolio                                             -                     -
 Fidelity Cash Reserves Portfolio                                                  -                     -
                                                                      ----------------------------------------
Total investments in mutual funds                                         91,490,658            18,252,162
                                                                      ----------------------------------------
Total assets                                                            $ 91,490,658          $ 18,252,162
                                                                      ========================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                          $     29,385          $      6,346
                                                                      ----------------------------------------
                                                                              29,385                 6,346
Contract owners' equity:
 Deferred annuity contracts terminable by owners                          91,461,273            18,245,816
                                                                      ----------------------------------------
Total liabilities and contract owners' equity                           $ 91,490,658          $ 18,252,162
                                                                      ========================================


See accompanying notes.


 Equity                                                      Investment              Asset              Asset
 Income            Growth                   Overseas         Grade Bond             Manager           Manager Growth
Subaccount       Subaccount                Subaccount        Subaccount            Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------
$          -     $          -             $         -       $         -           $         -        $        -



           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
 120,867,424                -                       -                 -                     -                 -
           -      161,942,837                       -                 -                     -                 -
           -                -              24,847,140                 -                     -                 -

           -                -                       -        10,200,470                     -                 -
           -                -                       -                 -            51,307,844                 -
           -                -                       -                 -                     -         5,355,168
           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -

           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
           -                -                       -                 -                     -                 -
--------------------------------------------------------------------------------------------------------------------
 120,867,424      161,942,837              24,847,140        10,200,470            51,307,844         5,355,168
--------------------------------------------------------------------------------------------------------------------
$120,867,424     $161,942,837             $24,847,140       $10,200,470           $51,307,844        $5,355,168
====================================================================================================================


$     37,651     $     45,017             $     7,119       $     2,866           $    19,348        $    1,669
--------------------------------------------------------------------------------------------------------------------
      37,651           45,017                   7,119             2,866                19,348             1,669

 120,829,773      161,897,820              24,840,021        10,197,604            51,288,496         5,353,499
--------------------------------------------------------------------------------------------------------------------
$120,867,424     $161,942,837             $24,847,140       $10,200,470           $51,307,844        $5,355,168
====================================================================================================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                           Balance Sheets (continued)



                                                                                Contrafund          Index 500
                                                                                Subaccount          Subaccount
                                                                              ---------------------------------
Assets
Cash                                                                           $         -         $         -
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                                                 -                   -
  High Income Portfolio                                                                  -                   -
  Equity Income Portfolio                                                                -                   -
  Growth Portfolio                                                                       -                   -
  Overseas Portfolio                                                                     -                   -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                                        -                   -
  Asset Manager Portfolio                                                                -                   -
  Asset Manager Growth Portfolio                                                         -                   -
  Contrafund Portfolio                                                          28,920,120                   -
  Index 500 Portfolio                                                                    -          38,953,542
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                                         -                   -
  Growth & Income Portfolio                                                              -                   -
  Balanced Portfolio                                                                     -                   -
 Fidelity Daily Income Trust Portfolio                                                   -                   -
 Fidelity Capital and Income Portfolio                                                   -                   -
 Fidelity Cash Reserves Portfolio                                                        -                   -
                                                                              ---------------------------------
Total investments in mutual funds                                               28,920,120          38,953,542
                                                                              ---------------------------------
Total assets                                                                   $28,920,120         $38,953,542
                                                                              =================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                 $     7,861         $    10,839
                                                                              ---------------------------------
                                                                                     7,861              10,839
Contract owners' equity:
 Deferred annuity contracts terminable by owners                                28,912,259          38,942,703
                                                                              ---------------------------------
Total liabilities and contract owners' equity                                  $28,920,120         $38,953,542
                                                                              =================================

See accompanying notes.

                                                                           Fidelity
    Growth            Growth &                       Fidelity Daily       Capital and     Fidelity Cash
 Opportunities         Income         Balanced        Income Trust          Income          Reserves
  Subaccount         Subaccount      Subaccount        Subaccount         Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------
  $        -         $        -      $        -          $      -           $      -         $     -


           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -

           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -
           -                  -               -                 -                  -               -

   2,467,407                  -               -                 -                  -               -
           -          5,895,867               -                 -                  -               -
           -                  -       1,121,872                 -                  -               -
           -                  -               -           209,222                  -               -
           -                  -               -                 -            123,577               -
           -                  -               -                 -                  -          93,377
-------------------------------------------------------------------------------------------------------
   2,467,407          5,895,867       1,121,872           209,222            123,577          93,377
-------------------------------------------------------------------------------------------------------
  $2,467,407         $5,895,867      $1,121,872          $209,222           $123,577         $93,377
=======================================================================================================



  $      969         $    1,890      $      389          $    168           $     65         $    93
------------------------------------------------------------------------------------------------------
         969              1,890             389               168                 65              93

   2,466,438          5,893,977       1,121,483           209,054            123,512          93,284
-------------------------------------------------------------------------------------------------------
  $2,467,407         $5,895,867      $1,121,872          $209,222           $123,577         $93,377
======================================================================================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                            Statements of Operations

                          Year ended December 31, 2000



                                                                             Money
                                                                            Market         High Income
                                                                          Subaccount        Subaccount
                                                                      ----------------------------------
Net investment income
 Income:
  Dividends                                                                $  6,259,735      $ 1,832,856
 Expenses:
  Administrative, mortality and expense risk charge                             845,878          204,369
                                                                      ----------------------------------
Net investment income                                                         5,413,857        1,628,487

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                       262,365,271       34,320,172
  Cost of investments sold                                                  262,365,271       38,229,437
                                                                      ----------------------------------
 Net realized capital gain (loss) from sales of investments                           -       (3,909,265)

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                                 -          547,268
  End of period                                                                       -       (2,770,346)
                                                                      ----------------------------------
 Net change in unrealized appreciation/depreciation of investments                    -       (3,317,614)
                                                                      ----------------------------------
Net realized and unrealized capital gain (loss) from investments                      -       (7,226,879)
                                                                      ----------------------------------
Increase (decrease) from operations                                        $  5,413,857      $(5,598,392)
                                                                      ==================================

See accompanying notes.

                                                                                                           Asset
   Equity                                                         Investment           Asset              Manager
   Income                 Growth               Overseas           Grade Bond          Manager             Growth
 Subaccount             Subaccount            Subaccount          Subaccount         Subaccount          Subaccount
---------------------------------------------------------------------------------------------------------------------

$ 11,455,811             $ 24,159,449        $  4,769,330          $  778,282        $  6,897,718         $   791,486

   1,032,684                1,657,738             296,019              85,008             488,161              53,737
---------------------------------------------------------------------------------------------------------------------
  10,423,127               22,501,711           4,473,311             693,274           6,409,557             737,749



  58,066,132              157,327,317         162,028,544           6,535,644          16,946,532           7,287,211
  50,530,998              137,849,571         167,159,589           7,122,690          15,773,670           7,397,531
--------------------------------------------------------------------------------------------------------------------
   7,535,134               19,477,746          (5,131,045)           (587,046)          1,172,862            (110,320)


  15,658,647               43,892,590           5,169,110            (516,540)          8,348,330             885,833
   4,974,439              (20,459,318)           (820,211)            366,359          (1,966,364)           (555,037)
--------------------------------------------------------------------------------------------------------------------
 (10,684,208)             (64,351,908)         (5,989,321)            882,899         (10,314,694)         (1,440,870)
---------------------------------------------------------------------------------------------------------------------
  (3,149,074)             (44,874,162)        (11,120,366)            295,853          (9,141,832)         (1,551,190)
---------------------------------------------------------------------------------------------------------------------
$  7,274,053             $(22,372,451)       $ (6,647,055)         $  989,127        $ (2,732,275)        $  (813,441)
=====================================================================================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                     Statements of Operations (continued)



                                                                             Contrafund        Index 500
                                                                             Subaccount        Subaccount
                                                                        -----------------------------------
Net investment income
 Income:
  Dividends                                                                   $ 5,579,162       $   784,809
 Expenses:
  Administrative, mortality and expense risk charge                               293,906           382,473
                                                                        -----------------------------------
Net investment income                                                           5,285,256           402,336

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                          20,429,472        31,841,724
  Cost of investments sold                                                     19,629,351        28,745,443
                                                                        -----------------------------------
 Net realized capital gain (loss) from sales of investments                       800,121         3,096,281

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                           6,635,157         6,881,749
  End of period                                                                (2,185,123)       (1,535,903)
                                                                        -----------------------------------
 Net change in unrealized appreciation/depreciation of investments             (8,820,280)       (8,417,652)
                                                                        -----------------------------------
Net realized and unrealized capital gain (loss) from investments               (8,020,159)       (5,321,371)
                                                                        -----------------------------------
Increase (decrease) from operations                                           $(2,734,903)      $(4,919,035)
                                                                        ===================================

See accompanying notes.


   Growth                                                   Fidelity Daily   Fidelity Capital    Fidelity Cash
 Opportunities       Growth & Income        Balanced         Income Trust       and Income          Reserves
 Subaccount             Subaccount         Subaccount         Subaccount        Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
$   372,065              $   778,477          $   96,318           $ 14,691          $ 12,158             $5,463

     28,748                   60,433              11,153                168                70                 93
----------------------------------------------------------------------------------------------------------------
    343,317                  718,044              85,165             14,523            12,088              5,370



  4,364,720                6,866,360           1,651,640            112,973            13,211                153
  4,715,942                6,784,205           1,725,951            112,973            14,055                153
----------------------------------------------------------------------------------------------------------------
   (351,222)                  82,155             (74,311)                 -              (844)                 -


    175,204                  851,343              20,123                  -            (4,972)                 -
   (474,569)                (431,546)            (67,253)                 -           (29,202)                 -
----------------------------------------------------------------------------------------------------------------
   (649,773)              (1,282,889)            (87,376)                 -           (24,230)                 -
----------------------------------------------------------------------------------------------------------------
 (1,000,995)              (1,200,734)           (161,687)                 -           (25,074)                 -
----------------------------------------------------------------------------------------------------------------
$  (657,678)             $  (482,690)         $  (76,522)          $ 14,523          $(12,986)            $5,370
================================================================================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

               Statements of Changes in Contract Owners' Equity

                    Years ended December 31, 2000 and 1999

                                                   Money Market Subaccount                         High Income Subaccount
                                          ---------------------------------------       -----------------------------------------
                                                     2000                1999                       2000                 1999
                                          ---------------------------------------       -----------------------------------------
Operations:
 Net investment income                           $  5,413,857        $  5,268,497               $  1,628,487         $  3,790,270
 Net realized capital gain (loss)                           -                   -                 (3,909,265)          (2,529,350)
 Net change in unrealized
  appreciation/depreciation of investments                  -                   -                 (3,317,614)           1,754,614
                                          ---------------------------------------       -----------------------------------------
Increase (decrease) from operations                 5,413,857           5,268,497                 (5,598,392)           3,015,534

Contract transactions:
 Net contract purchase payments                       341,110           1,157,236                     45,868              144,071
 Transfer payments from (to) other
  subaccounts or general account                   28,584,278          28,529,319                 (6,094,129)          (6,722,437)

 Contract terminations, withdrawals, and
  other deductions                                (49,245,320)        (43,120,275)                (4,333,383)          (6,798,518)
                                          ---------------------------------------       -----------------------------------------
Increase (decrease) from contract
 transactions                                     (20,319,932)        (13,433,720)               (10,381,644)         (13,376,884)
                                          ---------------------------------------       -----------------------------------------
Net increase (decrease) in contract
 owners' equity                                   (14,906,075)         (8,165,223)               (15,980,036)         (10,361,350)

Contract owners' equity:
 Beginning of period                              106,367,348         114,532,571                 34,225,852           44,587,202
                                          ---------------------------------------       -----------------------------------------
 End of period                                   $ 91,461,273        $106,367,348               $ 18,245,816         $ 34,225,852
                                          =======================================       =========================================

See accompanying notes.

                                                                                                        Investment Grade
   Equity Income Subaccount               Growth Subaccount             Overseas Subaccount              Bond Subaccount
--------------------------------      ---------------------------    --------------------------   -----------------------------
     2000          1999                  2000           1999             2000          1999             2000           1999
--------------------------------      ---------------------------    --------------------------   -----------------------------
 $  10,423,127      $  7,868,940      $ 22,501,711   $ 18,540,293    $  4,473,311   $ 1,012,800   $   693,274   $  1,045,465
     7,535,134        25,269,820        19,477,746     31,212,149      (5,131,045)    9,080,200      (587,046)      (571,738)

   (10,684,208)      (23,498,009)      (64,351,908)    11,510,923      (5,989,321)    2,705,305       882,899       (845,602)
--------------------------------      ---------------------------    --------------------------   -----------------------------
     7,274,053         9,640,751       (22,372,451)    61,263,365      (6,647,055)   12,798,305       989,127       (371,875)

       196,113           400,863           591,614        591,261          99,215       112,510         8,133         39,013

   (12,895,448)      (27,218,404)        9,827,206     20,863,622      (7,810,443)    5,408,067       362,603     (5,679,914)

   (25,968,669)      (33,562,339)      (57,443,739)   (31,999,827)     (7,131,608)   (5,089,375)   (3,637,368)    (4,983,283)
--------------------------------      ---------------------------    --------------------------   -----------------------------

   (38,668,004)      (60,379,880)      (47,024,919)   (10,544,944)    (14,842,836)      431,202    (3,266,632)   (10,624,184)
--------------------------------      ---------------------------    --------------------------   -----------------------------

   (31,393,951)      (50,739,129)      (69,397,370)    50,718,421     (21,489,891)   13,229,507    (2,277,505)   (10,996,059)

   152,223,724       202,962,853       231,295,190    180,576,769      46,329,912    33,100,405    12,475,109     23,471,168
--------------------------------      ---------------------------    --------------------------   -----------------------------
 $ 120,829,773      $152,223,724      $161,897,820   $231,295,190    $ 24,840,021   $46,329,912   $10,197,604   $ 12,475,109
================================      ===========================    ==========================   =============================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

         Statements of Changes in Contract Owners' Equity (continued)



                                                                         Asset Manager Growth
                                      Asset Manager Subaccount               Subaccount                 Contrafund Subaccount
                                     ---------------------------    -----------------------------    ---------------------------
                                         2000          1999             2000           1999              2000           1999
                                     ---------------------------    ---------------------------      ---------------------------
Operations:
  Net investment income              $  6,409,557  $  5,053,641     $    737,749    $   510,452      $  5,285,256   $  1,751,244
  Net realized capital gain (loss)      1,172,862     3,287,167         (110,320)       487,075           800,121      8,391,508
  Net change in unrealized
     appreciation/depreciation of
     investments                      (10,314,694)   (1,681,874)      (1,440,870)        89,199        (8,820,280)       (28,460)
                                     --------------------------     ---------------------------      ----------------------------
Increase (decrease) from operations    (2,732,275)    6,658,934         (813,441)     1,086,726        (2,734,903)    10,114,292

Contract transactions:
   Net contract purchase payments         163,257        86,092           22,670         33,298           136,566        341,328
   Transfer payments from (to)
     other subaccounts or general
     account                           (1,987,194)   (3,708,652)         232,481       (853,288)       (2,066,561)    (4,936,735)
   Contract terminations,
     with-drawals, and other
     deductions                       (10,690,102)  (12,934,353)      (2,046,499)    (1,437,386)      (12,986,689)   (11,169,703)
                                     --------------------------     ---------------------------      ---------------------------
Increase (decrease) from contract
  transactions                        (12,514,039)  (16,556,913)      (1,791,348)    (2,257,376)      (14,916,684)   (15,765,110)
                                     --------------------------     ---------------------------      ---------------------------
Net increase (decrease) in
  contract owners' equity             (15,246,314)   (9,897,979)      (2,604,789)    (1,170,650)      (17,651,587)    (5,650,818)

Contract owners' equity:
  Beginning of period                  66,534,810    76,432,789        7,958,288      9,128,938        46,563,846     52,214,664
                                     --------------------------     ---------------------------      ---------------------------
  End of period                      $ 51,288,496  $ 66,534,810     $  5,353,499    $ 7,958,288      $ 28,912,259   $ 46,563,846
                                     ==========================     ===========================      ===========================



See accompanying notes.

                                               Growth                       Growth & Income
      Index 500 Subaccount            Opportunities Subaccount                Subaccount               Balanced Subaccount
-------------------------------      -------------------------       ----------------------------     -------------------------
      2000             1999              2000          1999               2000           1999             2000         1999
-------------------------------      -------------------------       ----------------------------     -------------------------
$    402,336      $    517,092       $   343,317   $   210,721       $     718,044   $    204,860     $     85,165  $    97,796
   3,096,281         9,569,945          (351,222)      821,959             82,155       2,253,322         (74,311)       10,568


  (8,417,652)          688,445          (649,773)     (837,909)        (1,282,889)     (1,227,585)        (87,376)      (43,083)
------------------------------       -------------------------       -----------------------------    -------------------------
  (4,919,035)       10,775,482          (657,678)      194,771           (482,690)      1,230,597         (76,522)       65,281


      86,365           335,497             4,182        34,845              5,710         149,352             149        12,101


  (3,745,951)          383,889        (1,014,615)   (2,532,155)        (2,759,943)     (5,168,815)       (536,109)      398,829

 (13,798,486)      (11,859,649)       (1,194,732)   (1,736,851)        (2,861,928)     (3,254,611)       (358,189)     (432,169)
------------------------------       -------------------------       ----------------------------     -------------------------

 (17,458,072)      (11,140,263)       (2,205,165)   (4,234,161)        (5,616,161)     (8,274,074)       (894,149)      (21,239)
------------------------------       -------------------------       ----------------------------     -------------------------

 (22,377,107)         (364,781)       (2,862,843)   (4,039,390)        (6,098,851)     (7,043,477)       (970,671)       44,042


  61,319,810        61,684,591         5,329,281     9,368,671         11,992,828      19,036,305       2,092,154     2,048,112
------------------------------       -------------------------       ----------------------------     -------------------------
$ 38,942,703      $ 61,319,810       $ 2,466,438   $ 5,329,281       $  5,893,977    $ 11,992,828     $ 1,121,483   $ 2,092,154
==============================       =========================       ============================     =========================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

         Statements of Changes in Contract Owners' Equity (continued)



                                      Fidelity Daily Income          Fidelity Capital and              Fidelity Cash
                                         Trust Subaccount             Income Subaccount             Reserves Subaccount
                                     ----------------------       -----------------------         -----------------------
                                        2000         1999            2000          1999              2000         1999
                                     ----------------------       -----------------------         -----------------------
Operations:
  Net investment income              $   14,523   $  14,164       $   12,088   $   16,932         $    5,370     $  4,089
  Net realized capital gain (loss)            -           -             (844)      (1,653)                 -            -
  Net change in unrealized
     appreciation/depreciation of
     investments                              -           -          (24,230)         934                  -            -
                                     ----------------------       -----------------------         -----------------------
Increase (decrease) from operations      14,523      14,164          (12,986)      16,213              5,370        4,089

Contract transactions:
   Net contract purchase payments             -          (1)              (1)           -                 (1)           -
   Transfer payments from (to)
     other subaccounts or general
     account                            (62,004)        371              (29)       4,240                 11            7
   Contract terminations,
     withdrawals, and other
     deductions                         (50,818)       (500)         (13,000)     (11,380)                 -            -
                                     ----------------------       -----------------------         -----------------------
Increase (decrease) from contract
  transactions                         (112,822)       (130)         (13,030)      (7,140)                10            7
                                     ----------------------       -----------------------         -----------------------
Net increase (decrease) in
  contract owners' equity               (98,299)     14,034          (26,016)       9,073              5,380        4,096

Contract owners' equity:
  Beginning of period                   307,353     293,319          149,528      140,455             87,904       83,808
                                     ----------------------       -----------------------         -----------------------
  End of period                      $  209,054   $ 307,353       $  123,512   $  149,528         $   93,284     $ 87,904
                                     ======================       =======================         =======================



See accompanying notes.

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                         Notes to Financial Statements

                                December 31, 2000




1. Organization and Summary of Significant Accounting Policies

Organization

The Fidelity Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (each a "Series Fund" and collectively the "Series Funds") and the remaining three invested in the Fidelity Daily Income Trust Portfolio, the Fidelity Capital and Income Portfolio, and the Fidelity Cash Reserves Portfolio. Activity in these sixteen investment subaccounts is available to contract owners of Fidelity Income Plus. Prior to September 25, 1981, the Fidelity Daily Income Trust Portfolio, the Fidelity Capital and Income Portfolio, and the Fidelity Cash Reserves Portfolio were available for investment by contract owners of the Fidelity Income Plus. Contracts funded by these three subaccounts are no longer offered, and no additional assets of the Mutual Fund Account will be invested in shares of these funds.

Investments

Net purchase payments received by the Mutual Fund Account for Fidelity Income Plus are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)




2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:


                                              Number of      Net Asset Value      Market
                                             Shares Held        Per Share         Value           Cost
                                          ----------------------------------------------------------------
Variable Insurance Products Fund:
   Money Market Portfolio                  91,490,657.540     $    1.00       $  91,490,658  $  91,490,658
   High Income Portfolio                    2,231,315.673          8.18          18,252,162     21,022,508
   Equity Income Portfolio                  4,736,184.332         25.52         120,867,424    115,892,985
   Growth Portfolio                         3,710,030.634         43.65         161,942,837    182,402,155
   Overseas Portfolio                       1,242,978.489         19.99          24,847,140     25,667,351
Variable Insurance Products Fund II:
   Investment Grade Bond Portfolio            810,204.148         12.59          10,200,470      9,834,111
   Asset Manager Portfolio                  3,206,740.273         16.00          51,307,844     53,274,208
   Asset Manager Growth Portfolio             371,628.600         14.41           5,355,168      5,910,205
   Contrafund Portfolio                     1,218,202.182         23.74          28,920,120     31,105,243
   Index 500 Portfolio                        260,506.536        149.53          38,953,542     40,489,445
Variable Insurance Products Fund III:
   Growth Opportunities Portfolio             139,087.186         17.74           2,467,407      2,941,976
   Growth & Income Portfolio                  386,360.891         15.26           5,895,867      6,327,413
   Balanced Portfolio                          77,638.229         14.45           1,121,872      1,189,125
Fidelity Daily Income Trust Portfolio         209,221.682          1.00             209,222        209,222
Fidelity Capital and Income Portfolio          15,986.628          7.73             123,577        152,779
Fidelity Cash Reserves Portfolio               93,376.940          1.00              93,377         93,377

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                              Period ended December 31
                                                      2000                                1999
                                         ------------------------------      -----------------------------
                                           Purchases          Sales            Purchases         Sales
                                         ------------------------------      -----------------------------
   Variable Insurance Products Fund:
     Money Market Portfolio              $247,488,930      $262,365,271      $330,203,128     $338,368,447
     High Income Portfolio                 25,573,370        34,320,172        41,542,882       51,129,521
     Equity Income Portfolio               29,858,934        58,066,132        48,808,148      101,319,115
     Growth Portfolio                     132,849,117       157,327,317       198,261,572      190,266,225
     Overseas Portfolio                   151,666,144       162,028,544       131,772,061      130,328,056
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio        3,965,155         6,535,644         6,461,674       16,040,389
     Asset Manager Portfolio               10,861,394        16,946,532         7,199,312       18,702,589
     Asset Manager Growth Portfolio         6,235,285         7,287,211         3,796,765        5,543,691
     Contrafund Portfolio                  10,805,902        20,429,472        37,155,635       51,169,480
     Index 500 Portfolio                   14,796,818        31,841,724        50,475,325       61,098,493

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                                                       Period ended December 31
                                                               2000                                1999
                                                  --------------------------------    -------------------------------
                                                    Purchases          Sales            Purchases         Sales
                                                  --------------------------------    -------------------------------
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio               $    2,503,837  $    4,364,720      $  3,138,604   $    7,162,045
     Growth & Income Portfolio                         1,970,129       6,866,360         7,057,544       15,126,758
     Balanced Portfolio                                  843,046       1,651,640         1,864,729        1,788,173
   Fidelity Daily Income Trust Portfolio                  14,692         112,973            14,685              746
   Fidelity Capital and Income Portfolio                  12,157          13,211           119,287          109,383
   Fidelity Cash Reserves Portfolio                        5,463             153             6,260            2,093

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 are as follows:

                                                                                                 Total
                                                     Accumulation      Accumulation            Contract
              Subaccount                              Units Owned       Unit Value               Value
-----------------------------------------------------------------------------------------------------------
   Money Market                                      31,444,535.170     $2.908654            $  91,461,273
   High Income                                        6,073,389.359      3.004223               18,245,816
   Equity Income                                     22,611,423.740      5.343749              120,829,773
   Growth                                            20,923,610.862      7.737566              161,897,820
   Overseas                                           9,004,043.116      2.758763               24,840,021
   Investment Grade Bond                              4,716,854.691      2.161950               10,197,604
   Asset Manager                                     17,237,489.766      2.975404               51,288,496
   Asset Manager Growth                               3,100,583.803      1.726610                5,353,499
   Contrafund                                        13,014,986.547      2.221459               28,912,259
   Index 500                                         16,166,451.835      2.408859               38,942,703
   Growth Opportunities                               1,901,679.210      1.296979                2,466,438
   Growth & Income                                    3,566,286.661      1.652693                5,893,977
   Balanced                                             848,478.956      1.321757                1,121,483
   Fidelity Daily Income Trust                           52,089.794      4.013339                  209,054
   Fidelity Capital and Income                           13,445.402      9.186189                  123,512
   Fidelity Cash Reserves                                23,064.329      4.044514                   93,284

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                               Money          High         Equity                                    Investment
                                              Market         Income        Income          Growth       Overseas     Grade Bond
                                            Subaccount     Subaccount    Subaccount      Subaccount    Subaccount    Subaccount
                                           ---------------------------------------------------------------------------------------
  Units outstanding at January 1, 1999       43,337,061     12,247,818     43,094,582     28,101,887    13,624,240     11,759,114
  Units purchased                               444,714        107,084        122,609        122,634        68,620         22,225
  Units redeemed and transferred             (5,209,731)    (3,592,653)   (12,576,844)    (1,825,092)     (215,781)    (5,414,454)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1999     38,572,044      8,762,249     30,640,347     26,399,429    13,477,079      6,366,885
  Units purchased                               214,434         35,116         49,150        136,649        48,927          2,652
  Units redeemed and transferred             (7,341,943)    (2,723,976)    (8,078,073)    (5,612,467)   (4,521,963)    (1,652,682)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 2000     31,444,535      6,073,389     22,611,424     20,923,611     9,004,043      4,716,855
                                           =======================================================================================

                                                             Asset
                                              Asset         Manager                                     Growth        Growth &
                                             Manager         Growth      Contrafund     Index 500    Opportunities     Income
                                            Subaccount     Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
                                           ---------------------------------------------------------------------------------------
  Units outstanding at January 1, 1999       26,983,405     5,249,723     26,840,604   27,546,397       6,147,874     11,928,130
  Units purchased                                37,300        20,975        177,705      202,186          22,835        103,509
  Units redeemed and transferred             (5,707,728)   (1,268,232)    (7,600,630)  (4,843,862)     (2,789,988)    (5,092,939)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1999     21,312,977     4,002,466     19,417,679   22,904,721       3,380,721      6,938,700
  Units purchased                                86,771        10,858         54,386       28,469           2,041          2,232
  Units redeemed and transferred             (4,162,258)     (912,740)    (6,457,078)  (6,766,738)     (1,481,083)    (3,374,645)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 2000     17,237,490     3,100,584     13,014,987   16,166,452       1,901,679      3,566,287
                                           =======================================================================================

                                                             Fidelity         Fidelity       Fidelity
                                                           Daily Income      Capital and       Cash
                                             Balanced         Trust          Income Fund     Reserves
                                            Subaccount      Subaccount       Subaccount     Subaccount
                                           --------------------------------------------------------------
  Units outstanding at January 1, 1999       1,525,896          81,397          15,973         23,112
  Units purchased                                8,852              (1)              -             (1)
  Units redeemed and transferred               (31,918)           (197)         (1,234)           (24)
                                           --------------------------------------------------------------
  Units outstanding at December 31, 1999     1,502,830          81,199          14,739         23,087
  Units purchased                                 (193)            (43)             (8)           (23)
  Units redeemed and transferred              (654,158)        (29,066)         (1,286)             -
                                           --------------------------------------------------------------
  Units outstanding at December 31, 2000       848,479          52,090          13,445         23,064
                                           ==============================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PFL Life's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is 0.80%.

Administrative charges include an annual policy fee of $35 per contract. The annual policy fee is deducted proportionately from the subaccount's accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                      (iv) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributions Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                       (v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc.

                      (vi) Participation Agreement between Variable Insurance Products Funds I and II, Fidelity Distributors Corporation and PFL Life Insurance Company, and Addendums thereto. Note 11.

                     (vii) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distribution Corporation and PFL Life Insurance Company. Note 11.

                     (viii) Addendums to Participation Agreements between
                            Variable Insurance Products Fund, Variable Insurance Products Funds II and Variable Insurance Products Funds III, PFL Life Insurance Company and Fidelity Distributions. Note 12.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Consent of Independent Auditors.  Note 13.

                       (10)(ii) Opinion and Consent of Actuary. Note 11.

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Performance Data Calulations. Note 12.

                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10. (Larry N. Norman) Note 12
                                (Bart Herbert, Jr.) Note 13.

             Note 1 Filed with Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 4 Filed with Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Filed with Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Filed with Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Filed with Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Filed with Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.

             Note 9 Filed with Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10 Filed with Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-37498 on April 29, 1997.

             Note 11 Filed with Post Effective Amendment No. 8 to Form N-4, Registration No. 33-37498 on April 29, 1998.

             Note 12 Filed with Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-37498 on April 28, 1999.

             Note 13   Filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and General
Baltimore, MD 21201                        Counsel

Larry N. Norman                            Director and President
4333 Edgewood Road N.E.
Cedar Rapids, IA 52499

Bart Herbert, Jr                           Director, Executive Vice
4333 Edgewood Road N.E.                    President and Chairman
Cedar Rapids, IA 52499                     of the Board

Robert J. Kontz                            Vice President and Corporate
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                           Vice President,
4333 Edgewood Road N.E.                    Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                           Director, Senior Vice President
4333 Edgewood Road N.E.                    and Chief Operating
Cedar Rapids, IA 52499                     Officer

Douglas C. Kolsrud                         Director, Senior Vice President,
4333 Edgewood Road N.E.                    Chief Investment Officer
Cedar Rapids, IA 52499                     and Corporate Actuary

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contract owners of Registrant as of December 31, 2000, was 5,060.


ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services LLC and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services LLC acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)



              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------

              Daniel T. Geraci               Director

              Kevin J. Kelley                Director

              Gail McGovern                  Director

              Robert P. Mazzarella           Director and President

              David R. Kimm                  Chief Operating Officer

              Jeffrey S. Wallace             Vice President and Chief Financial
                                             Officer

              J. Peter Benzie                Executive Vice President

              Tracey E. Curvey               Executive Vice President

              Edward L. McCartney            Executive Vice President

              Leonard Stecklow               Executive Vice President

              Mark Katzelnick                Treasurer

              Jeffrey R. Larsen              General Counsel and Secretary

              Joseph T. Castro               Compliance Officer

              Erica Johnson                  Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services LLC, a registered broker-dealer. Fidelity Insurance Agency, Inc. received $3,624,707 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.

ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) Transamerica Life Insurance Company (formerly PFL Life Insurance
                Company) hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).


PARTC

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2001.


                                    FIDELITY VARIABLE
                                    ANNUITY ACCOUNT

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor

                                    ____________________________________*
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                           Title                          Date
----------                                           -----                          ----

                                           *         Director                       April __, 2001
--------------------------------------------
Patrick S. Baird

/s/ Craig D. Vermie                                  Director                       April 26, 2001
--------------------------------------------
Craig D. Vermie
                                           *         Director                       April __, 2001
--------------------------------------------         (Principal Executive Officer)
Larry N. Norman

                                           *         Director                       April __, 2001
____________________________________________
Bart Herbert, Jr.

                                           *         Director                       April __, 2001
--------------------------------------------
Douglas C. Kolsrud

                                           *         Vice President and             April __, 2001
--------------------------------------------         Corporate Controller
Robert J. Kontz

                                           *         Treasurer                      April __, 2001
--------------------------------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        33-37498



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                       FIDELITY VARIABLE ANNUITY ACCOUNT

                                _______________

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.     Description of Exhibit                        Page No.*
-----------     ----------------------                        ---------

(10)(i)         Consent of Independent Auditors

(14)            Powers of Attorney







----------------------------
* Page numbers included only in manually executed original.